Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Emerging Markets Portfolio

September 30, 2019

VIPEM-QTLY-1119
1.864820.111

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Brazil - 5.9%
Atacadao Distribuicao Comercio e Industria Ltda	972,528	$4,927,066
BM&F BOVESPA SA	509,079	5,345,700
IRB Brasil Resseguros SA	991,917	8,990,624
Natura Cosmeticos SA	571,336	4,655,998
Suzano Papel e Celulose SA	634,981	5,142,567

TOTAL BRAZIL		29,061,955

Cayman Islands - 15.8%
Airtac International Group	828,548	9,861,125
JD.com, Inc. sponsored ADR (a)	167,796	4,733,525
Li Ning Co. Ltd.	1,761,737	5,057,489
Meituan Dianping Class B	486,666	4,973,646
PagSeguro Digital Ltd.(a)	118,299	5,478,427
Tencent Holdings Ltd.	1,142,105	47,771,878

TOTAL CAYMAN ISLANDS		77,876,090

Chile - 2.5%
Banco de Chile	87,966,787	12,317,642
China - 16.9%
AVIC Jonhon OptronicTechnology Co. Ltd.	1,082,842	6,238,004
C&S Paper Co. Ltd. (A Shares)	1,531,843	2,667,951
China Life Insurance Co. Ltd. (H Shares)	3,160,863	7,283,727
China Merchants Bank Co. Ltd. (H Shares)	3,326,019	15,828,688
China Petroleum & Chemical Corp. (H Shares)	12,280,524	7,266,899
Haier Smart Home Co. Ltd. (A Shares)	6,914,378	14,799,217
Industrial & Commercial Bank of China Ltd. (H Shares)	30,852,635	20,669,273
Shenzhen Inovance Technology Co. Ltd. (A Shares)	2,452,350	8,346,776

TOTAL CHINA		83,100,535

Hong Kong - 4.6%
China Resources Beer Holdings Co. Ltd.	2,866,505	15,196,203
CNOOC Ltd. sponsored ADR	47,716	7,264,761

TOTAL HONG KONG		22,460,964

India - 8.0%
Housing Development Finance Corp. Ltd.	172,559	4,829,185
Infosys Ltd. sponsored ADR	1,398,573	15,901,775
Larsen & Toubro Ltd.	230,593	4,812,113
Shree Cement Ltd.	14,960	3,999,812
Solar Industries India Ltd. (a)	306,439	4,823,991
State Bank of India (a)	1,261,422	4,835,347

TOTAL INDIA		39,202,223

Indonesia - 1.9%
PT Bank Mandiri (Persero) Tbk	18,610,338	9,144,566
Israel - 2.3%
Elbit Systems Ltd. (Israel)	68,694	11,382,307
Korea (South) - 11.3%
Samsung Electronics Co. Ltd.	1,115,970	45,648,750
Shinhan Financial Group Co. Ltd.	281,032	9,795,778

TOTAL KOREA (SOUTH)		55,444,528

Mexico - 2.9%
Grupo Financiero Banorte S.A.B. de CV Series O	2,651,168	14,249,994
Peru - 3.1%
Compania de Minas Buenaventura SA sponsored ADR	1,019,616	15,477,771
Philippines - 1.5%
Ayala Land, Inc.	7,896,535	7,535,385
Russia - 3.7%
Lukoil PJSC sponsored ADR	99,863	8,262,665
Sberbank of Russia sponsored ADR	703,710	9,975,089

TOTAL RUSSIA		18,237,754

Singapore - 0.1%
CapitaLand Ltd.	109,000	278,385
South Africa - 3.2%
Impala Platinum Holdings Ltd. (a)	863,986	5,435,496
Naspers Ltd. Class N	66,716	10,101,417

TOTAL SOUTH AFRICA		15,536,913

Taiwan - 8.8%
Sporton International, Inc.	568,504	3,698,957
Taiwan Semiconductor Manufacturing Co. Ltd.	3,033,338	26,922,039
Unified-President Enterprises Corp.	5,216,925	12,569,284

TOTAL TAIWAN		43,190,280

Thailand - 3.0%
Siam Cement PCL (For. Reg.)	1,101,686	14,693,949
United States of America - 1.0%
MercadoLibre, Inc. (a)	8,578	4,728,451
TOTAL COMMON STOCKS
(Cost $447,342,965)		473,919,692

Nonconvertible Preferred Stocks - 1.9%
Brazil - 1.9%
Itau Unibanco Holding SA	555,350	4,682,105
Petroleo Brasileiro SA - Petrobras sponsored ADR	323,847	4,686,066
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $7,587,064)		9,368,171

Money Market Funds - 0.9%
Fidelity Cash Central Fund 1.96% (b)
(Cost $4,454,395)	4,453,505	4,454,395
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $459,384,424)		487,742,258
NET OTHER ASSETS (LIABILITIES) - 0.7%		3,592,285
NET ASSETS - 100%		$491,334,543

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$277,543
Fidelity Securities Lending Cash Central Fund	182,792
Total	$460,335

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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